Document and Entity Information	Oct. 25, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2023
Entity Registrant Name	EVE HOLDING, INC.
Entity Central Index Key	0001823652
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39704
Entity Tax Identification Number	85-2549808
Entity Address, Address Line One	1400 General Aviation Drive,
Entity Address, City or Town	Melbourne
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32935
City Area Code	(321)
Local Phone Number	751-5050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	EVEX
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock
Trading Symbol	EVEXW
Security Exchange Name	NYSE